OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER EXPENSES
Schedule of components of other non-interest expense

	Year ended December 31,
(Dollars in thousands)	2012	2011	2010
Data processing	$479	$472	$414
Supplies	138	178	150
Telephone	297	307	302
Courier	72	66	63
Correspondent services	168	193	97
Insurance	209	213	220
Postage	172	174	181
Loss on limited partnership interest	194	119	119
Director fees	312	319	264
Professional fees	745	1,040	1,068
Other	692	666	624

	$3,478	$3,747	$3,502